Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Capital Requirements [Abstract]
Schedule Of Total Risk-Based, Tier 1 Risk-Based, And Tier 1 Leverage Ratios

Stifel Financial Corp. – Federal Reserve Capital Amounts

December 31, 2017

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Common equity tier 1 capital	$1,689,291	16.9%	$450,758	4.5%	$651,095	6.5%
Tier 1 capital	1,899,162	19.0	601,011	6.0	801,347	8.0
Total capital	1,966,634	19.6	801,347	8.0	1,001,684	10.0
Tier 1 leverage	1,899,162	9.5	795,679	4.0	994,599	5.0

Stifel Bank – Federal Reserve Capital Amounts

December 31, 2017

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Common equity tier 1 capital	$1,056,211	14.3%	$331,447	4.5%	$478,757	6.5%
Tier 1 capital	1,056,211	14.3	441,930	6.0	589,240	8.0
Total capital	1,124,452	15.3	589,240	8.0	736,550	10.0
Tier 1 leverage	1,056,211	7.1	595,872	4.0	744,840	5.0